Accounts and Other Receivables and Contract Assets - Summary of Accounts And Other Receivables And Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loan facilitation and service fees	¥ 10,344,007	¥ 11,468,513
Contract acquisition cost	9,016,555	10,150,851
Receivables from external payment services providers	1,750,254	2,657,132
Trust statutory deposits	968,490	460,641
Wealth management transaction and service fees receivables	882,060	1,038,111
Current Products	634,934	299,068
Legacy Products	247,126	739,043
Other deposit receivables	490,815	568,631
Guarantee fee	88,900	52,747
Others	473,275	301,438
Less: Provision for impairment losses	185	41
Accounts and other receivables and contract assets	23,325,978	26,296,438
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Less: Provision for impairment losses	¥ (688,378)	¥ (401,626)